Subsequent Events - Narrative (Details) - Subsequent Event $ in Millions	Feb. 24, 2026 USD ($)
Ordinary shares
Subsequent Event [Line Items]
Dividends payable	$ 300.0
Aspen Insurance Holdings Limited
Subsequent Event [Line Items]
Advisory fees related to the Merger	$ 34.6